Goodwill and Other Intangible Assets Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 71	$ 69